Share capital	12 Months Ended
Jun. 30, 2023
Share Capital
Share capital

21. Share capital

The share capital of Locafy Limited consists only of fully paid ordinary shares. All shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meeting of the Company.

	Note	2023 Number of Shares	2023 Share Capital A$	2022 Number of Shares	2022 Share Capital A$
Balance at 1 July		20,528,803	45,038,037	18,598,414	35,505,073

Share issue, Nasdaq initial public offering		-	-	1,454,546	7,973,486
Issues on conversion of convertible notes		-	-	475,843	2,542,812
Consolidation of ordinary shares due to Reverse Share Split	(a)	(19,497,565)	-	-	-
Share issue, At The Market Offering	(b)	245,010	3,295,822	-	-
Balance at 30 June		1,276,248	48,333,859	20,528,803	46,021,371

Share issue costs		-	(403,373)	-	(983,334)
Net share capital balance		1,276,248	47,930,486	20,528,803	45,038,037

(a)	On 7 December 2022, our shareholders authorized at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (“Reverse Share Split”). No fractional ordinary shares were issued in connection with the Reverse Share Split and all fractional interests were rounded up to the nearest whole number. Issued and outstanding warrants and performance rights were split on the same basis.

(b)	On 18 May 2023, the Company entered into an At The Market Offering Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC, relating to the sale of our ordinary shares. In June 2023, the Company sold 245,010 ordinary shares for total gross proceeds of $2,238,570 under the Sales Agreement, pursuant to the prospectus dated 1 June 2023 forming a part of the registration statement on Form F-3 (File No. 333-272066), as amended, filed with the Securities and Exchange Commission which became effective on 1 June 2023.